Non-Controlling Interest	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Non-Controlling Interest

13. Non-Controlling Interest

As of December 31, 2020, the non-controlling interests of QLH owned 42.9% of the outstanding LLC Units, with the remaining 57.1% owned by MediaAlpha, Inc. As of December 31, 2019, the Reorganization Transactions had not yet occurred and the Company held no interest in QLH.